S000084098 [Member] Expense Example - AMG Systematica Managed Futures Strategy Fund	Sep. 30, 2025 USD ($)
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	964
Expense Example, with Redemption, 5 Years	1,831
Expense Example, with Redemption, 10 Years	4,073
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	1,081
Expense Example, with Redemption, 5 Years	2,019
Expense Example, with Redemption, 10 Years	4,409
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	993
Expense Example, with Redemption, 5 Years	1,879
Expense Example, with Redemption, 10 Years	$ 4,159